Retirement Benefits - Schedule of Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
2014	$ 1.3
2015	1.3
2016	1.4
2017	1.5
2018	1.7
2019-2023	$ 13.1